PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, NET consisted of the following:

	As of December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

At cost:
Motor vehicles	2,951	2,665	2,723
Office equipment, and furniture and fittings	1,711	1,648	1,754
	4,662	4,313	4,477
Less: accumulated depreciation	(3,239)	(2,722)	(2,660)

Property and equipment, net	1,423	1,591	1,817